Income Taxes (Detail Textuals) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Federal net operating loss carry forwards	$ 14,551,000	$ 14,104,000
Operating loss carryforwards expiration	Expiring in various amounts from fiscal year 2017 to fiscal year 2034.	Expiring in various amounts from fiscal year 2017 to fiscal year 2033.